VARIABLE INTEREST ENTITIES (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012		Dec. 31, 2014	Dec. 31, 2013		Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Cost of sales, excluding depreciation and amortization	(245.6)		(1,028.2)	(970.9)
Depreciation and amortization	(12.9)		(44.6)	(47.0)
Costs and Expenses	(266.2)		(1,122.8)	(1,139.2)
Operating earnings	(5.7)		(13.5)	(87.8)
Interest expense	(11.6)		(35.5)	(37.4)
Other income (expense), net	0.1		1.2	14.9
Reorganization items, net	(4.2)			(1.1)
Income tax recovery (expense)	(0.2)		(0.4)	(0.1)
Net earnings (loss)	(36.7)		(72.3)	(127.3)
Other comprehensive income	6.6		(36.2)	24.2
Total comprehensive income (loss)	(30.1)		(108.5)	(103.1)
Predecessor [Member]
Cost of sales, excluding depreciation and amortization						(718.0)		(970.7)	(930.1)
Depreciation and amortization						(23.4)		(105.5)	(109.7)
Costs and Expenses						(772.9)		(1,784.2)	(1,403.0)
Operating earnings						24.8		(704.5)	(351.6)
Interest expense						(60.3)		(73.2)	(71.9)
Other income (expense), net						(2.6)		(2.1)	(2.6)
Reorganization items, net						671.7
Income tax recovery (expense)						1.1		8.4	19.8
Net earnings (loss)						650.3		(976.6)	(398.2)
Other comprehensive income						(24.7)
Total comprehensive income (loss)						625.6
Powell River Energy Inc [Member]
Sales - affiliate	4.7	[1]		5.6	[1]
Cost of sales, excluding depreciation and amortization	2.1			1.3
Depreciation and amortization	1.9			1.6
Costs and Expenses	4.0			2.9
Operating earnings	0.7			2.7
Interest expense	(2.4)			(1.8)
Interest expense - affiliate	(0.9)	[1]		(0.4)	[1]
Other income (expense), net	(0.3)			(0.1)
Reorganization items, net	(1.3)			0
Income tax recovery (expense)	1.1			0.2
Net earnings (loss)	(3.1)			0.6
Other comprehensive income	0			0
Total comprehensive income (loss)	(3.1)	[2]		0.6	[2]
Powell River Energy Inc [Member] | Predecessor [Member]
Sales - affiliate						15.6	[1]
Cost of sales, excluding depreciation and amortization						5.1
Depreciation and amortization						3.9
Costs and Expenses						9.0
Operating earnings						6.6
Interest expense						(7.3)
Interest expense - affiliate						(2.5)	[1]
Other income (expense), net						(4.0)
Reorganization items, net						55.6
Income tax recovery (expense)						(11.9)
Net earnings (loss)						36.5
Other comprehensive income						0.1
Total comprehensive income (loss)						36.6	[2]

[1]	Balances with Catalyst Paper Energy Holdings Inc., a subsidiary of Catalyst Paper Corporation.
[2]	50% is included in the company’s non-controlling interest (deficit) balances.